Deutsche Investment Management Americas Inc.

One Beacon Street

Boston, MA 02108

May 3, 2016

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Deutsche Communications Fund, Deutsche Real Estate Securities Fund, Deutsche Real Estate Securities Income Fund, and Deutsche Global Real Estate Securities Fund (each, a “Fund,” and collectively, the “Funds”), each a series of Deutsche Securities Trust (the “Trust”) (Reg. Nos. 002-36238; 811-02021)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 158 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement relating to the Funds and was filed electronically on April 28, 2016.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3011.

Very truly yours,

/s/ James M. Wall

James M. Wall

Director & Senior Counsel

Deutsche Investment Management Americas Inc.

cc: John Marten, Esq., Vedder Price P.C.